RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Assets
SCHEDULE OF BALANCE SHEET CLASSIFICATION

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of December 31,
	2024	2023
	$’000	$’000

Assets
Finance lease, right-of-use asset, net (classified under property and equipment, net)	507	1,006
Operating lease, right-of-use asset, net	774	1,592

Total right-of-use asset	1,281	2,598

Liabilities
Current:
Finance lease liabilities	4,017	2,674
Operating lease liabilities	564	808
	4,581	3,482

Non-current:
Finance lease liabilities	4,460	3,470
Operating lease liabilities	226	795
Lease liabilities non-current	4,686	4,265

Total lease liabilities	9,267	7,747

SCHEDULE OF LEASE EXPENSE

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the financial years.

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Finance lease cost:
Interest on lease liabilities (per ASC 842)	36	97	66

Operating lease cost:
Operating lease expense (per ASC 842)	812	866	828
Short-term lease expense (other than ASC 842)	444	44	20

Total lease expense	1,256	910	848

SCHEDULE OF FUTURE OF LEASE LIABILITIES

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending December 31:

Financial Years ending December 31,	Operating and finance lease amount
$’000

2025	4,904
2026	5,233
Less: interest	(870)

Present value of lease liabilities	9,267

Representing:
Current liabilities	4,581
Non-current liabilities	4,686

9,267